Income from Investments (Details) - Schedule of Income from Investments - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income From Investments [Abstract]
Fair value change on equity investments	$ 92,877	$ (198,031)
Fair value change on bonds	60,327	5,977
Interest income	907,891	370,100
Net income from investments	$ 1,061,095	$ 178,046